Expense Example - Goldman Sachs Global Managed Beta Fund - Investor Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	$ 774